Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Amounts due from related parties	¥ 11,414,387	¥ 7,702,404
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party
Expected credit losses	¥ (14,709)	¥ (10,142)
Related party | Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	11,277,177	7,622,041
Related party | Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	127,414	72,636
Related party | Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	15,997	11,749
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	5,410	3,633
Related party | Hefei Chuang Wei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	2,249	2,249
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	¥ 849	¥ 238